Loss per share (Tables)	6 Months Ended
Jun. 30, 2024
Loss Per Share
Schedule of loss per share

	Six months ended June 30, 2024 unaudited £’000		Six months ended June 30, 2023 unaudited £’000
Numerator
Loss used in basic EPS and diluted EPS:	(3,308)		(3,568)
Denominator
Weighted average number of ordinary shares used in basic EPS	3,280,798,115		99,191,082

Basic and diluted loss per share:	(0.1	)p	(3.6	)p